Quarterly Holdings Report
for
Fidelity® Mid Cap Growth Index Fund
March 31, 2025
MCG-NPRT3-0525
1.9896345.105
Common Stocks - 99.7%
	Shares	Value ($)
BRAZIL - 1.2%
Financials - 1.2%
Banks - 1.2%
NU Holdings Ltd/Cayman Islands Class A (b)	2,265,277	23,196,437
Capital Markets - 0.0%
XP Inc Class A	28,725	394,969
TOTAL BRAZIL		23,591,406
KOREA (SOUTH) - 0.9%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Coupang Inc Class A (b)	808,537	17,731,216
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	4,974	459,448
UNITED STATES - 97.6%
Communication Services - 3.9%
Diversified Telecommunication Services - 0.0%
Iridium Communications Inc	7,118	194,464
Entertainment - 2.2%
Liberty Media Corp-Liberty Formula One Class A (b)	5,836	475,458
Liberty Media Corp-Liberty Formula One Class C (b)	52,050	4,685,021
Live Nation Entertainment Inc (b)	110,230	14,393,834
Madison Square Garden Sports Corp Class A (b)	1,034	201,340
ROBLOX Corp Class A (b)	366,638	21,371,330
Roku Inc Class A (b)	13,230	931,921
TKO Group Holdings Inc Class A	7,544	1,152,799
		43,211,703
Interactive Media & Services - 0.7%
Pinterest Inc Class A (b)	412,602	12,790,662
TripAdvisor Inc Class A (b)	4,030	57,105
Trump Media & Technology Group Corp (b)(c)	35,284	689,449
		13,537,216
Media - 1.0%
Liberty Broadband Corp Class A (b)	2,843	241,655
Liberty Broadband Corp Class C (b)	18,854	1,603,533
Nexstar Media Group Inc	8,006	1,434,835
Trade Desk Inc (The) Class A (b)	311,695	17,055,950
		20,335,973
TOTAL COMMUNICATION SERVICES		77,279,356

Consumer Discretionary - 13.3%
Broadline Retail - 0.1%
Etsy Inc (b)	50,762	2,394,951
Distributors - 0.4%
Pool Corp	26,019	8,283,149
Diversified Consumer Services - 0.6%
Bright Horizons Family Solutions Inc (b)	6,033	766,432
Duolingo Inc Class A (b)	26,267	8,156,955
Grand Canyon Education Inc (b)	6,448	1,115,633
H&R Block Inc	18,552	1,018,690
		11,057,710
Hotels, Restaurants & Leisure - 6.9%
Cava Group Inc (b)	52,661	4,550,437
Choice Hotels International Inc	16,210	2,152,364
Churchill Downs Inc	48,629	5,401,223
Darden Restaurants Inc	43,191	8,973,362
Domino's Pizza Inc	8,470	3,891,542
DraftKings Inc Class A (b)	316,055	10,496,187
Dutch Bros Inc Class A (b)	30,125	1,859,918
Expedia Group Inc Class A	85,401	14,355,908
Hilton Worldwide Holdings Inc	85,790	19,521,515
Hyatt Hotels Corp Class A	4,151	508,497
Las Vegas Sands Corp	243,201	9,394,855
Light & Wonder Inc Class A (b)	61,830	5,355,096
Norwegian Cruise Line Holdings Ltd (b)	306,205	5,805,647
Planet Fitness Inc Class A (b)	32,031	3,094,515
Royal Caribbean Cruises Ltd	57,430	11,798,419
Texas Roadhouse Inc	46,539	7,754,794
Vail Resorts Inc	21,966	3,514,999
Wendy's Co/The (c)	59,229	866,520
Wingstop Inc	20,478	4,619,427
Wyndham Hotels & Resorts Inc	4,596	415,983
Wynn Resorts Ltd	5,240	437,539
Yum! Brands Inc	75,535	11,886,188
		136,654,935
Household Durables - 0.4%
SharkNinja Inc (b)	9,147	762,951
Somnigroup International Inc (c)	117,104	7,012,188
TopBuild Corp (b)	1,643	501,033
		8,276,172
Leisure Products - 0.3%
Hasbro Inc	84,835	5,216,504
YETI Holdings Inc (b)(c)	17,733	586,962
		5,803,466
Specialty Retail - 3.9%
Burlington Stores Inc (b)	44,262	10,548,962
CarMax Inc (b)	7,560	589,075
Carvana Co Class A (b)	26,434	5,526,821
Dick's Sporting Goods Inc	3,556	716,747
Five Below Inc (b)	30,200	2,262,735
Floor & Decor Holdings Inc Class A (b)	26,744	2,152,090
Murphy USA Inc	12,785	6,006,521
RH (b)	2,066	484,291
Ross Stores Inc	52,497	6,708,592
Tractor Supply Co	372,693	20,535,385
Ulta Beauty Inc (b)	27,982	10,256,522
Valvoline Inc (b)	89,204	3,105,191
Williams-Sonoma Inc	50,379	7,964,920
		76,857,852
Textiles, Apparel & Luxury Goods - 0.7%
Crocs Inc (b)	7,173	761,773
Deckers Outdoor Corp (b)	105,883	11,838,778
Skechers USA Inc Class A (b)	8,014	455,035
		13,055,586
TOTAL CONSUMER DISCRETIONARY		262,383,821

Consumer Staples - 2.2%
Beverages - 0.2%
Boston Beer Co Inc/The Class A (b)	1,228	293,296
Celsius Holdings Inc (b)	122,920	4,378,410
		4,671,706
Consumer Staples Distribution & Retail - 1.0%
Casey's General Stores Inc	4,469	1,939,725
Performance Food Group Co (b)	15,252	1,199,265
Sysco Corp	213,086	15,989,973
		19,128,963
Food Products - 0.3%
Freshpet Inc (b)	10,363	861,891
Hershey Co/The	14,133	2,417,167
Lamb Weston Holdings Inc	31,838	1,696,965
Pilgrim's Pride Corp	2,701	147,232
		5,123,255
Household Products - 0.6%
Clorox Co/The	86,659	12,760,538
Personal Care Products - 0.1%
elf Beauty Inc (b)(c)	37,516	2,355,629
TOTAL CONSUMER STAPLES		44,040,091

Energy - 4.9%
Energy Equipment & Services - 0.1%
Weatherford International PLC	50,364	2,696,992
Oil, Gas & Consumable Fuels - 4.8%
Antero Midstream Corp	90,372	1,626,696
Cheniere Energy Inc	79,693	18,440,960
Civitas Resources Inc	18,507	645,709
EQT Corp	25,506	1,362,786
Hess Corp	126,189	20,156,169
Matador Resources Co	6,240	318,802
New Fortress Energy Inc Class A (c)	31,253	259,712
Permian Resources Corp Class A	97,281	1,347,342
Targa Resources Corp	151,020	30,274,979
Texas Pacific Land Corp	13,109	17,369,294
Viper Energy Inc Class A	25,973	1,172,681
		92,975,130
TOTAL ENERGY		95,672,122

Financials - 11.5%
Capital Markets - 6.8%
Ameriprise Financial Inc	61,255	29,654,159
Ares Management Corp Class A	129,161	18,936,294
Blue Owl Capital Inc Class A	365,876	7,332,155
Coinbase Global Inc Class A (b)	118,815	20,463,507
FactSet Research Systems Inc	9,398	4,272,707
Houlihan Lokey Inc Class A	3,402	549,423
Jefferies Financial Group Inc	34,356	1,840,451
Lazard Inc Class A (c)	71,506	3,096,210
LPL Financial Holdings Inc	51,979	17,004,410
Morningstar Inc	18,630	5,586,578
MSCI Inc	30,724	17,374,422
TPG Inc Class A	14,724	698,359
Tradeweb Markets Inc Class A	32,004	4,751,314
		131,559,989
Consumer Finance - 0.2%
Ally Financial Inc	26,049	950,006
Credit Acceptance Corp (b)(c)	3,419	1,765,401
SoFi Technologies Inc Class A (b)	117,808	1,370,107
		4,085,514
Financial Services - 2.6%
Block Inc Class A (b)	163,654	8,891,322
Corpay Inc (b)	47,103	16,425,759
Equitable Holdings Inc	218,112	11,361,454
Shift4 Payments Inc Class A (b)(c)	42,770	3,494,737
Toast Inc Class A (b)	323,101	10,717,260
UWM Holdings Corp Class A	45,296	247,316
Western Union Co/The	41,480	438,858
WEX Inc (b)(c)	2,573	404,012
		51,980,718
Insurance - 1.9%
Allstate Corp/The	28,608	5,923,859
Arthur J Gallagher & Co	11,843	4,088,677
Brown & Brown Inc	73,358	9,125,736
Everest Group Ltd	4,833	1,755,974
Kinsale Capital Group Inc (c)	15,371	7,481,219
Markel Group Inc (b)	2,086	3,900,006
RLI Corp	3,531	283,645
Ryan Specialty Holdings Inc Class A (c)	71,417	5,275,574
		37,834,690
TOTAL FINANCIALS		225,460,911

Health Care - 13.5%
Biotechnology - 3.1%
Alnylam Pharmaceuticals Inc (b)	79,854	21,562,177
Apellis Pharmaceuticals Inc (b)	74,749	1,634,761
Exact Sciences Corp (b)	50,295	2,177,271
Exelixis Inc (b)	163,358	6,031,177
Incyte Corp (b)	6,553	396,784
Ionis Pharmaceuticals Inc (b)(c)	101,565	3,064,216
Natera Inc (b)	79,930	11,302,901
Neurocrine Biosciences Inc (b)	69,613	7,699,198
Sarepta Therapeutics Inc (b)	63,891	4,077,524
Ultragenyx Pharmaceutical Inc (b)	61,982	2,244,368
Viking Therapeutics Inc (b)(c)	74,181	1,791,471
		61,981,848
Health Care Equipment & Supplies - 4.2%
Align Technology Inc (b)	30,655	4,869,853
Dexcom Inc (b)	272,383	18,601,035
GE HealthCare Technologies Inc	29,838	2,408,224
IDEXX Laboratories Inc (b)	56,741	23,828,383
Inspire Medical Systems Inc (b)	20,445	3,256,480
Insulet Corp (b)	48,752	12,802,763
Masimo Corp (b)	15,751	2,624,117
Penumbra Inc (b)	25,734	6,881,529
ResMed Inc	27,710	6,202,884
		81,475,268
Health Care Providers & Services - 3.1%
Cardinal Health Inc	101,000	13,914,770
Cencora Inc	120,947	33,634,151
Chemed Corp	1,046	643,625
DaVita Inc (b)	32,906	5,033,631
Molina Healthcare Inc (b)	24,969	8,224,539
		61,450,716
Health Care Technology - 1.2%
Doximity Inc Class A (b)	6,579	381,779
Veeva Systems Inc Class A (b)	102,968	23,850,478
		24,232,257
Life Sciences Tools & Services - 1.4%
10X Genomics Inc Class A (b)	49,349	430,817
Bruker Corp	48,310	2,016,459
Fortrea Holdings Inc (b)	6,352	47,958
IQVIA Holdings Inc (b)	14,217	2,506,457
Medpace Holdings Inc (b)	17,736	5,403,982
Repligen Corp (b)	5,560	707,454
Waters Corp (b)	25,096	9,249,633
West Pharmaceutical Services Inc	30,760	6,886,549
		27,249,309
Pharmaceuticals - 0.5%
Intra-Cellular Therapies Inc (b)	71,842	9,477,396
TOTAL HEALTH CARE		265,866,794

Industrials - 17.4%
Aerospace & Defense - 2.7%
Axon Enterprise Inc (b)	50,650	26,639,368
BWX Technologies Inc	12,981	1,280,576
HEICO Corp	30,797	8,228,650
HEICO Corp Class A	56,653	11,952,084
Howmet Aerospace Inc	17,256	2,238,621
Loar Holdings Inc (c)	22,219	1,569,772
Spirit AeroSystems Holdings Inc Class A (b)	10,106	348,252
Standardaero Inc	23,529	626,813
		52,884,136
Air Freight & Logistics - 0.1%
Expeditors International of Washington Inc	15,846	1,905,482
Building Products - 1.5%
AAON Inc	47,034	3,674,766
Advanced Drainage Systems Inc	18,545	2,014,914
Armstrong World Industries Inc	10,220	1,439,794
AZEK Co Inc/The Class A (b)	69,246	3,385,437
Builders FirstSource Inc (b)	7,192	898,568
Carlisle Cos Inc	4,252	1,447,806
Lennox International Inc	22,374	12,548,011
Simpson Manufacturing Co Inc	2,776	436,054
Trex Co Inc (b)(c)	74,572	4,332,633
		30,177,983
Commercial Services & Supplies - 1.0%
Rollins Inc	195,055	10,538,822
Tetra Tech Inc	39,988	1,169,648
Veralto Corp	77,584	7,560,561
		19,269,031
Construction & Engineering - 1.1%
Comfort Systems USA Inc	24,531	7,907,077
EMCOR Group Inc	12,547	4,637,748
Quanta Services Inc	31,029	7,886,951
WillScot Holdings Corp	36,735	1,021,233
		21,453,009
Electrical Equipment - 1.1%
Generac Holdings Inc (b)	19,824	2,510,710
Rockwell Automation Inc	7,261	1,876,097
Vertiv Holdings Co Class A	249,927	18,044,729
		22,431,536
Ground Transportation - 2.0%
Avis Budget Group Inc (b)(c)	4,647	352,707
Lyft Inc Class A (b)	178,753	2,121,798
Old Dominion Freight Line Inc	135,037	22,341,872
Saia Inc (b)	10,795	3,772,097
U-Haul Holding Co (b)(c)	2,300	150,328
U-Haul Holding Co Class N	30,338	1,795,403
XPO Inc (b)	79,791	8,583,916
		39,118,121
Machinery - 0.1%
Lincoln Electric Holdings Inc	10,746	2,032,713
Passenger Airlines - 0.0%
American Airlines Group Inc (b)(c)	32,960	347,728
Professional Services - 4.4%
Booz Allen Hamilton Holding Corp Class A	88,020	9,205,132
Broadridge Financial Solutions Inc	74,632	18,095,275
Dayforce Inc (b)(c)	11,150	650,380
Equifax Inc	17,237	4,198,244
KBR Inc	7,989	397,932
Paychex Inc	80,604	12,435,585
Paycom Software Inc	22,392	4,892,204
Paycor HCM Inc (b)	5,580	125,215
Paylocity Holding Corp (b)	30,280	5,672,655
TransUnion	7,724	641,015
Verisk Analytics Inc	98,371	29,277,177
		85,590,814
Trading Companies & Distributors - 3.4%
Core & Main Inc Class A (b)	87,083	4,206,980
Fastenal Co	336,884	26,125,354
Ferguson Enterprises Inc	9,358	1,499,432
SiteOne Landscape Supply Inc (b)(c)	11,484	1,394,617
United Rentals Inc	11,062	6,932,555
WW Grainger Inc	26,401	26,079,700
		66,238,638
TOTAL INDUSTRIALS		341,449,191

Information Technology - 26.9%
Communications Equipment - 0.0%
Ubiquiti Inc (c)	1,302	403,802
Electronic Equipment, Instruments & Components - 0.5%
CDW Corp/DE	47,175	7,560,266
Cognex Corp	6,499	193,865
Ingram Micro Holding Corp (c)	3,111	55,189
Jabil Inc	6,105	830,707
Zebra Technologies Corp Class A (b)	7,639	2,158,476
		10,798,503
IT Services - 4.3%
Cloudflare Inc Class A (b)	212,576	23,955,189
EPAM Systems Inc (b)	2,399	405,047
Gartner Inc (b)	52,617	22,085,460
Globant SA (b)(c)	22,074	2,598,551
GoDaddy Inc Class A (b)	97,597	17,581,124
MongoDB Inc Class A (b)	49,977	8,765,966
Okta Inc Class A (b)	50,510	5,314,662
Twilio Inc Class A (b)	21,142	2,070,013
VeriSign Inc (b)	3,777	958,867
		83,734,879
Semiconductors & Semiconductor Equipment - 2.6%
Astera Labs Inc (b)	3,847	229,550
Enphase Energy Inc (b)	91,976	5,707,111
Entegris Inc (c)	105,107	9,194,760
Lattice Semiconductor Corp (b)	82,315	4,317,422
MKS Instruments Inc	2,759	221,134
Monolithic Power Systems Inc	32,787	19,015,804
Onto Innovation Inc (b)	8,784	1,065,851
Teradyne Inc	99,320	8,203,832
Universal Display Corp	16,409	2,288,727
		50,244,191
Software - 18.0%
Appfolio Inc Class A (b)	15,813	3,477,279
AppLovin Corp Class A (b)	183,096	48,514,947
Bentley Systems Inc Class B	97,809	3,847,806
BILL Holdings Inc (b)	17,519	803,947
Confluent Inc Class A (b)	172,803	4,050,502
Datadog Inc Class A (b)	212,140	21,046,409
Docusign Inc (b)	139,928	11,390,139
DoubleVerify Holdings Inc (b)	56,196	751,341
Dropbox Inc Class A (b)	47,350	1,264,719
Dynatrace Inc (b)	208,155	9,814,508
Elastic NV (b)	60,766	5,414,251
Fair Isaac Corp (b)	14,012	25,840,370
Five9 Inc (b)	51,764	1,405,393
Gitlab Inc Class A (b)	88,096	4,140,512
Guidewire Software Inc (b)	25,994	4,870,236
HubSpot Inc (b)	34,590	19,760,921
Manhattan Associates Inc (b)	42,301	7,319,765
MicroStrategy Inc Class A (b)(c)	10,163	2,929,688
nCino Inc (b)(c)	36,034	989,854
Nutanix Inc Class A (b)	49,607	3,463,065
Palantir Technologies Inc Class A (b)	1,437,772	121,347,957
Pegasystems Inc	31,114	2,163,045
Procore Technologies Inc (b)	74,671	4,929,779
PTC Inc (b)	50,161	7,772,447
RingCentral Inc Class A (b)	55,727	1,379,801
SentinelOne Inc Class A (b)	31,817	578,432
Teradata Corp (b)	66,630	1,497,842
Tyler Technologies Inc (b)	25,155	14,624,865
UiPath Inc Class A (b)	255,779	2,634,524
Unity Software Inc (b)(c)	95,028	1,861,599
Zscaler Inc (b)	65,028	12,902,856
		352,788,799
Technology Hardware, Storage & Peripherals - 1.5%
HP Inc	158,364	4,385,099
NetApp Inc	63,477	5,575,820
Pure Storage Inc Class A (b)	186,838	8,271,318
Super Micro Computer Inc (b)(c)	345,873	11,842,692
		30,074,929
TOTAL INFORMATION TECHNOLOGY		528,045,103

Materials - 1.1%
Chemicals - 0.2%
Celanese Corp	19,416	1,102,246
Chemours Co/The	7,736	104,668
RPM International Inc	20,050	2,319,384
		3,526,298
Construction Materials - 0.6%
Eagle Materials Inc	17,578	3,901,086
Martin Marietta Materials Inc	2,396	1,145,599
Vulcan Materials Co	23,833	5,560,239
		10,606,924
Containers & Packaging - 0.2%
Avery Dennison Corp	21,084	3,752,320
Sealed Air Corp	5,459	157,765
		3,910,085
Metals & Mining - 0.0%
Cleveland-Cliffs Inc (b)	109,973	903,978
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	30,499	2,805,298
TOTAL MATERIALS		21,752,583

Real Estate - 1.2%
Real Estate Management & Development - 0.1%
Jones Lang LaSalle Inc (b)	10,224	2,534,631
Retail REITs - 0.5%
Simon Property Group Inc	57,824	9,603,410
Specialized REITs - 0.6%
Iron Mountain Inc	116,056	9,985,459
Lamar Advertising Co Class A	15,317	1,742,768
		11,728,227
TOTAL REAL ESTATE		23,866,268

Utilities - 1.7%
Electric Utilities - 0.3%
NRG Energy Inc	57,592	5,497,732
Independent Power and Renewable Electricity Producers - 1.4%
Vistra Corp	236,860	27,816,839
TOTAL UTILITIES		33,314,571

TOTAL UNITED STATES		1,919,130,811
TOTAL COMMON STOCKS (Cost $1,840,948,758)		1,960,912,881

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (f) (Cost $316,838)	4.25	319,000	316,822

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.32	4,372,451	4,373,325
Fidelity Securities Lending Cash Central Fund (g)(h)	4.32	38,953,502	38,957,397
TOTAL MONEY MARKET FUNDS (Cost $43,330,722)			43,330,722

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $1,884,596,318)	2,004,560,425
NET OTHER ASSETS (LIABILITIES) - (1.9)% (d)	(36,493,386)
NET ASSETS - 100.0%	1,968,067,039

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
Chicago Mercantile Exchange S & P 400 Midcap Index Contracts (United States)	17	Jun 2025	4,995,620	13,494	13,494

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $64,635 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $316,822.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $16,902,903.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,427,315	194,972,182	195,026,172	160,844	-	-	4,373,325	4,372,451	0.0%
Fidelity Securities Lending Cash Central Fund	14,176,950	296,071,110	271,290,663	62,146	-	-	38,957,397	38,953,502	0.1%
Total	18,604,265	491,043,292	466,316,835	222,990	-	-	43,330,722

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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